Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
Note 13—Earnings per share
Earnings per share is calculated by dividing the net profit or loss for the year attributable to ordinary shareholders of each class of shares by the weighted average number of shares outstanding during the year as adjusted to reflect the economic rights of each class of share. The net profit or loss for the year attributable to ordinary shareholders has been adjusted to include an assumed coupon, net of tax, on the Perpetual Bonds.
For 2025, a basic loss per Class A share of EUR 0.26 and basic loss per Class B share of EUR
0.10
(2024: basic loss / gain per Class A share and Class B share of EUR nil
; 2023: basic loss per Class A share of EUR
2.14
, basic loss per Class B share of EUR
0.86
), have been calculated as follows:
Profit / (loss) attributable to the owners of the parent for calculating basic earnings per share, adjusted to include the assumed coupon net of tax:

€ million	2025	2024	2023
Profit / (loss) attributable to owners of the parent	(95)	15	(905)
Assumed coupon on Perpetual Bond (net of tax)	(11)	(15)	(36)

Total	(106)	—	(941)

Split between:
Class A shares (in million) 1	(88)	—	(781)

Class B shares (in million) 2	(18)	—	(160)

1	Calculated as 83% of adjusted loss attributable to owners of the parent, based on the weight of the Class A weighted average number of shares out of the total shares.
2	Calculated as 17% of adjusted loss attributable to owners of the parent, based on the weight of the Class B weighted average number of shares out of the total shares.
Assumed coupon accruals of EUR
 11
million (net of tax) (2024: EUR 15 million, 2023: EUR
36
million) for the year related to the Perpetual Bonds in issue have been considered for the calculation of the basic and diluted earnings available for distribution.

The weighted average number of shares based on the capital structure of the Company as described in Note 23, net of own shares held, and adjusted to reflect the relative economic rights of the Class A shares and Class B shares for calculating basic earnings per share was as follows:

	2025	2024	2023
Class A shares (in million)	344.2	351.7	364.8
Class B shares (in million) 1	69.5	72.9	74.3

Total	413.7	424.6	439.1

1	Weighted average number of Class B shares of 173.8 million (2024: 182.3 million, 2023: 185.7 million), net of own shares held, was multiplied by 40% considering the relative economic rights.
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares which are primarily related to the share-based compensation plans. A calculation is done to determine the number of shares that could have been acquired at fair value based on the monetary value of the subscription rights attached to outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options and the difference, if it results in a dilutive effect, is considered to adjust the weighted average number of shares.
For 2025, a diluted loss per Class A share of EUR 0.26 and a diluted loss per Class B share of EUR
0.10
(2024: diluted loss/gain per Class A share and Class B share of EUR nil
; 2023: diluted loss per Class A share of EUR
2.14
, diluted loss per class B share of EUR
0.86
), have been calculated as follows:

€ million	2025	2024	2023
Loss attributable to owners of the parent	(95)	15	(905)
Assumed coupon on Perpetual Bonds (net of tax)	(11)	(15)	(36)

Total	(106)	—	(941)

Split between:
Class A shares (in million) 1	(88)	—	(781)

Class B shares (in million) 2	(18)	—	(160)

1	Calculated as 83% of adjusted loss attributable to owners of the parent, based on the weight of the Class A weighted average number of shares out of the total shares.
2	Calculated as 17% of adjusted loss attributable to owners of the parent, based on the weight of the Class B weighted average number of shares out of the total shares.
The weighted average number of shares, net of own shares held, and adjusted to reflect the relative economic rights of the Class A shares and Class B shares for calculating diluted earnings per share was as follows:

	2025	2024	2023
Class A shares (in million)	344.2	356.2	364.8
Class B shares (in million) 1	69.5	72.9	74.3

Total	413.7	429.1	439.1

1	Weighted average number of Class B shares of 173.8 million (2024: 182.3 million, 2023: 185.7 million), net of own shares held, was multiplied by 40% considering the relative economic rights.